January 21, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for Municipal Fund for Temporary Investment
    File No. 2-64358

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.

Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 24f-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.  Name and address of issuer:  Municipal Fund for Temporary Investment
                                 400 Bellevue Parkway
                                 Wilmington, DE 19809

2.  Name of each series or class of funds for which this notice is filed:

    MuniFund ("MuniFund Portfolio Shares")
    MuniCash ("MuniCash Portfolio Shares")
    Intermediate Municipal Fund ("Intermediate Municipal Portfolio Shares")

3.  Investment Company Act File Number:      811-2919

            Securities Act File Number:        2-64358

4.  Last day of fiscal year which this notice is filed:  November 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                      [      ]

6.  Date of termination of issuer's declaration under rule 24f-2(a)(1),
    if applicable:   N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                          Number of Shares       Amount
Municipal Fund for Temporary Investment      7,605,190         $78,646,257

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                          Number of Shares       Amount
Municipal Fund for Temporary Investment    1,565,366,427      $1,578,361,671

9.  Number and aggregate sale price of securities sold during fiscal year:

                                             Number of           Aggregate
             Name of Portfolio            Portfolio Shares      Sales Price
    MuniFund Portfolio Shares              5,212,511,683      $5,212,511,683
    MuniCash Portfolio Shares              5,121,589,834       5,121,589,834
    Intermediate Municipal Portfolio Shares        4,422              47,907
    Total                                 10,334,105,939     $10,334,149,424

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                              Number of           Aggregate
             Name of Portfolio             Portfolio Shares      Sales Price
    MuniFund Portfolio Shares               4,113,896,114     $4,113,896,114
    MuniCash Portfolio Shares               4,563,245,382      4,563,245,382
    Intermediate Municipal Portfolio Shares          NONE               NONE
    Total                                    8,677,141,496     $8,677,141,496


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                              Number of           Aggregate
             Name of Portfolio             Portfolio Shares      Sales Price
    MuniFund Portfolio Shares                 4,177,069          $4,177,069
    MuniCash Portfolio Shares                 6,746,509           6,746,509
    Intermediate Municipal Portfolio Shares         130               1,433
    Total                                    10,923,708         $10,925,011

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):   $  8,677,141,496

    (ii) Aggregate price of shares issued in connection
     with dividend reinvestment plans (from Item 11,
    if applicable):                                         +     10,925,011

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                 - 10,520,947,697

    (iv) Aggregate price of shares redeemed or repurchased
    and previously applied as a reduction to filing fees
    pursuant to rule 24e-2 (if applicable):                 +        0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                             $ (1,832,881,190)

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law
    or regulation:                                          /      3300
    (vii) Fee due [line (i) or line (v) multiplied
    by line (vi)]:                                          $       0

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                      [   ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:      /s/Edward J. Roach
         Edward J. Roach
         Vice President and Treasurer

Date:    January 21, 1997



                            DRINKER BIDDLE & REATH
                             1345 Chestnut Street
                            Philadelphia, PA 19107

                               January 21, 1997



Via EDGAR Transmission


Municipal Fund for Temporary Investment
Bellevue Park Corporate Center
400 Bellevue Parkway, Suite 100
Wilmington, Delaware  19809

Re: Rule 24f-2 Notice for Municipal Fund for Temporary Investment, MuniFund, MuniCash and Intermediate
     Municipal Fund (Registration No. 2-64358)

Ladies and Gentlemen:

We have acted as counsel for Municipal Fund for Temporary Investment, a Pennsylvania common law trust (the "Company"), and have been informed by the Company of the registration during the Company's fiscal year ended November 30, 1996, pursuant to Rule 24f-2 under the Investment Company Act of 1940, of 4,113,896,114 shares of beneficial interest ("Shares") in the Company's MuniFund portfolio ("MuniFund Portfolio Shares") and 4,563,245,382 Shares in the Company's MuniCash portfolio ("MuniCash Portfolio Shares") (collectively hereinafter referred to as "Portfolio Shares") under the Securities Act of 1933. The Company is authorized to issue an unlimited number of Portfolio Shares, without par value.

We have reviewed the Company's Declaration of Trust, as amended, its By-Laws, resolutions adopted by its Board of Trustees and shareholders, the Company's Rule 24f-2 Notice dated January 21, 1997 and such other legal and factual matters as we have deemed appropriate.

On the basis of the foregoing, we are of the opinion that the aforementioned Portfolio Shares registered pursuant to Rule 24f-2 were, when issued for payment as described in the Company's Prospectuses, validly issued, fully paid, and non-assessable by the Company.

Under Pennsylvania law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Company. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Company and requires that notice of such disclaimer be given in any written agreement, undertaking or obligation made or issued on behalf of the Company. The Declaration of Trust provides for indemnification out of the assets of the Company for all loss and expense of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Company itself would be unable to meet its obligations.

We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Company's Rule 24f-2 Notice.

Very truly yours,


/s/ DRINKER BIDDLE & REATH
DRINKER BIDDLE & REATH